Mezzanine Equity	12 Months Ended
Dec. 31, 2015
MEZZANINE EQUITY [Abstract]
Mezzanine Equity

19. MEZZANINE EQUITY

On May 11, 2011, the Company, through Gamease, acquired 68.258% of the equity interests of Shenzhen 7Road and began to consolidate 7Road’s financial statements on June 1, 2011.

Mezzanine Equity consisted of non-controlling interest in 7Road and a put option pursuant to which the non-controlling shareholders had the right to put their equity interests in 7Road to the Company at a pre-determined price if 7Road achieved specified performance milestones before the expiry of the put option and 7Road did not complete an initial public offering. The put option expired in 2014. Since the occurrence of the sale was not solely within the control of the Company, the Company classified the non-controlling interest as mezzanine equity instead of permanent equity in the Company’s consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculated, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the 7Road acquisition to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of 7Road based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity was adjusted by an accumulative amount equal to the higher of (i) and (ii).

On May 1, 2013, Changyou entered into an agreement to acquire all of the ordinary shares of 7Road held by the non-controlling shareholders. The acquisition closed on June 5, 2013. Following the closing of the acquisition, $2.4 million, representing the excess of the amount of the mezzanine-classified non-controlling interest in 7Road over the purchase price as of the closing date, was recorded in the equity accounts.

As a result of the acquisition of shares from non-controlling shareholders of 7Road in 2013, there were no accretion charges for the year ended December 31, 2014, compared to $17.8 million for the year ended December 31, 2013, which was recorded as net income attributable to the mezzanine classified non-controlling interest shareholders in the statements of comprehensive income.